Income Taxes - Reconciliation of the beginning and ending amount of uncertain tax positions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Unrecognized tax benefits at the end of year	$ 0
Gelesis
Unrecognized tax benefits at the beginning of year	(281,000)
Increase for current year positions	71,000	$ 82,000
Increase for prior year positions		199,000
Unrecognized tax benefits at the end of year	(352,000)	(281,000)
Gross research credit tax assets	1,930,000	1,579,000
Net research credit tax assets	$ 1,578,000	$ 1,298,000